Revenue - Contract assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Beginning of financial year	€ 3,157	€ 16,156	€ 8,810
Acquisition of businesses	1,913
Deferred during the year	10,670	2,857	9,097
Recognised as revenue during the year	(1,859)	(15,856)	(1,751)
Total liabilities at end of period	€ 13,881	€ 3,157	€ 16,156